Summary of Significant Accounting Policies (Details) - Schedule of separate component of shareholders’ equity on the consolidated financial statement	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)
Schedule Of Separate Component Of Shareholders Equity On The Consolidated Financial Statement Abstract
Year-end spot rate	¥ 0.8899	$ 1	¥ 0.8168	$ 1	¥ 0.8504	$ 1
Average rate	¥ 0.8578	$ 1	¥ 0.8327	$ 1	¥ 0.8928	$ 1